Schedule I - CONDENSED STATEMENT OF COMPREHENSIVE INCOME (Details) - USD ($) $ in Millions	3 Months Ended									12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Financial Statements, Captions [Line Items]
Net revenues	$ 963	$ 949	$ 986	$ 992	$ 950	$ 921	$ 957	$ 966	$ 1,085	$ 3,877	$ 3,929	$ 7,967
Operating expenses
Corporate expense	33				41					166	174	232
Other operating costs	3				(22)					(89)	(152)	(203)
Total operating expenses	805				862					3,620	3,583	8,522
Income/(loss) from operations	158	$ 102	$ (44)	$ 111	88	$ 41	$ 84	$ 128	$ 93	257	346	(555)
Interest expense	(147)				(151)					(599)	(683)	(2,669)
Deconsolidation and restructuring of CEOC and other	(463)				(237)					(5,758)	6,115	(95)
Income/(loss) from operations before income taxes	(452)				(300)					(6,100)	5,778	(3,319)
Income tax benefit/(provision)	(72)				(7)					(27)	119	596
Net income/(loss)	$ (524)				$ (307)					(6,127)	5,897	(2,723)
Other comprehensive income, net of income taxes										(2)	0	(2)
Comprehensive income/(loss)										(3,571)	5,920	(2,785)
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net revenues										2	12	0
Operating expenses
Income on interests in non-consolidated affiliates										0	0	(1)
(Gain)/loss on interests in subsidiaries										(2,083)	(144)	2,765
Corporate expense										96	95	14
Other operating costs										(55)	(111)	(10)
Total operating expenses										(1,932)	62	2,788
Income/(loss) from operations										1,934	(50)	(2,788)
Interest expense										(5)	(4)	(3)
Deconsolidation and restructuring of CEOC and other										(5,758)	6,110	15
Income/(loss) from operations before income taxes										(3,829)	6,056	(2,776)
Income tax benefit/(provision)										260	(136)	(7)
Net income/(loss)										(3,569)	5,920	(2,783)
Other comprehensive income, net of income taxes										0	0	0
Comprehensive income/(loss)										$ (3,569)	$ 5,920	$ (2,783)